Employee Benefits (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Compensation Related Costs [Abstract]
Employee benefits	$ 17.6	$ 15.5	$ 4.7